Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Summary of the options granted

		Granted
		(For Purposes of Measuring
		Share‑based
	Contractually Granted	Compensation Expense)
As of January 1, 2021	124,660,750	11,271,880
Granted	1,920,500	4,563,790
As of December 31, 2021	126,581,250	15,835,670
Granted	—	27,846,178
As of December 31, 2022	126,581,250	43,681,848
Granted	12,012,400	30,811,514
As of December 31, 2023	138,593,650	74,493,362

			Weighted
		Weighted	Average	Aggregate
		Average Exercise	Remaining	Intrinsic
	Number	Price	Contractual Life	Value
	of Shares	(US$)	(Years)	(in thousands US$)
Outstanding as of January 1, 2021	11,057,510	0.181	8.13	97,280
Granted	4,563,790	0.670	7.87	14,741
Forfeited	(1,695,896)	0.222	—	—
Outstanding as of December 31, 2021	13,925,404	0.336	7.35	49,627
Granted	27,846,178	0.171	7.41	59,041
Forfeited	(303,241)	0.780	—	—
Outstanding as of December 31, 2022	41,468,341	0.171	7.06	88,297
Granted	30,811,514	0.130	6.85	48,251
Exercised	(10,802,458)	0.268	—	—
Forfeited	(9,056,467)	0.144	—	—
Outstanding as of December 31, 2023	52,420,930	0.163	6.62	116,149

Vested and Exercisable as of December 31, 2021	1,115,739	0.009	7.00	4,341
Vested and Exercisable as of December 31, 2022	11,126,832	0.200	6.24	23,361
Vested and Exercisable as of December 31, 2023	6,221,650	0.190	5.48	11,263

Summary of the restricted share units (RSU) activity under the 2021 Plan

		Granted
		(For Purposes of Measuring
		Share-based
	Contractually Granted	Compensation Expense)
As of December 31, 2021	8,514,375	—
Granted	22,467,333	4,434,659
Forfeited	—	(80,321)
As of December 31, 2022	30,981,708	4,354,338
Granted	9,514,319	2,471,222
Vested	—	(458,719)
Forfeited	—	(3,413,780)
As of December 31, 2023	40,496,027	2,953,061

Summary of assumptions used in the option pricing model

For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
Risk-free interest rate	1.01%~1.74%	3.93%~3.99%	3.55%~4.18%
Expected terms (in years)	7~9	5~8	5~8
Expected volatility	50.33%~53.78%	86.07%~87.99%	77.50%~87.20%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share (US$)	3.9	2.3	2.0

Summary of restricted shares activity

		Weighted‑Average
	Number of Restricted	Grant Date
	Shares Granted	Fair Value
		US$
Outstanding as of January 1, 2020	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09
Granted	—	—
Vested	(24,589,302)	0.09
Forfeited	—	—
Outstanding as of December 31, 2021	—	—
(*)	The share-based compensation expenses discussed below only include the expenses attributable to the Group.